Related parties (Tables)	12 Months Ended
Nov. 30, 2023
Related party transactions [abstract]
Summary of key management personnel compensation comprises
Key management personnel compensation comprises:

	2023	2022	2021

Short-term employee benefits	$3,259	$3,191	$2,690

Post-employment benefits	95	86	72

Share-based compensation	1,355	2,078	1,243

	$4,709	$5,355	$4,005